Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 4,656	$ 4,049	$ 4,556
Additions	2,073	847
Real-estate
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6,246	5,006
IT and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 767	$ 397